13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

06/30/2002

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     July 22, 2002

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:   $44328







FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108    1151   24000SH       Sole                     24000
AGILENT COM     00846u101     808   34155SH       Sole                     34155
ALLMERICCOM     019754100     545   11795SH       Sole                     11795
ANHEUSERCOM     035229103    1726   34525SH       Sole                     34525
BANK OF COM     060505104     546    7765SH       Sole                       765
BRISTOL-COM     110122108     789   30685SH       Sole                     30685
CHEVRONTCOM     166764100    1003   11332SH       Sole                     11332
CITIGROUCOM     172967101    1183   30524SH       Sole                     30524
COMPUTERCOM     204912109     679   42720SH       Sole                     42720
CONAGRA COM     205887102    1698   61395SH       Sole                     61395
CONOCO ICOM     208251504    1469   52839SH       Sole                     52839
COUNTRYWCOM     222372104    1149   23815SH       Sole                     23815
DOMINIONCOM     25746U109    1363   20585SH       Sole                     20585
EL PASO COM     28336L109     475   23040SH       Sole                     23040
FANNIE MCOM     313586109    1661   22520SH       Sole                     22520
HALLIBURCOM     406216101     592   37165SH       Sole                     37165
HARTFORDCOM     416515104     648   10900SH       Sole                     10900
HCA INC COM     404119109     877   18455SH       Sole                     18455
HONEYWELCOM     438516106    1202   34130SH       Sole                     34130
INGERSOLCOM     G4776G101    1286   28170SH       Sole                     28170
INT'L BUCOM     459200101     530    7355SH       Sole                      7355
INTERNATCOM     460146103    1139   26145SH       Sole                     26145
JP MORGACOM     46625H100    1196   35260SH       Sole                     35260
KERR MCGCOM     492386107     482    9000SH       Sole                      9000
KIMBERLYCOM     494368103     880   14200SH       Sole                     14200
LIBERTY COM     530718105     767   76660SH       Sole                     76660
LINCOLN COM     534187109     600   14295SH       Sole                     14295
MATSUSHICOM     576879209    1039   75125SH       Sole                     75125
MELLON FCOM     58551A108     933   29700SH       Sole                     29700
MGIC INVCOM     552848103     597    8800SH       Sole                      8800
MOTOROLACOM     620076109     959   65755SH       Sole                     65755
NOKIA COCOM     654902204     329   22735SH       Sole                     22735
PHILIP MCOM     718154107    1153   26395SH       Sole                     26395
PHILLIPSCOM     718507106     495    8400SH       Sole                      8400
PRAXAIR COM     74005P104    1194   20960SH       Sole                     20960
PROCTOR COM     742718109    1811   20285SH       Sole                     20285
RAYTHEONCOM     755111507    1512   37110SH       Sole                     37110
ROHM & HCOM     775371107     522   12880SH       Sole                     12880
SBC COMMCOM     78387G103    1122   36800SH       Sole                     36800
TEXAS INCOM     882508104     703   29655SH       Sole                     29655
TRANSOCECOM     G90078109    1063   34130SH       Sole                     34130
TYCO INTCOM     902124106     904   66900SH       Sole                     66900
VERIZON COM     92343v104    1171   29156SH       Sole                     29156
WALT DISCOM     254687106     611   32320SH       Sole                     32320
WASHINGTCOM     939322103     531   14297SH       Sole                     14297
WELLS FACOM     949746101     942   18810SH       Sole                     18810
WILLIAMSCOM     969457100     293   48985SH       Sole                     48985